Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2018
Cash and cash equivalents
Summary of Cash and cash equivalents
Cash and cash equivalents
in € THOUS
	June 30,	December 31,
	2018	2017
Cash	571.040	620.145
Securities and Time deposits	1.086.421	357.964
Cash and cash equivalents	1.657.461	978.109